Organization and Description of Business (Details) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 13, 2018 $ / shares shares	Aug. 31, 2018 $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) Number shares	Dec. 31, 2017 USD ($) shares	Jul. 16, 2019 $ / shares	Jun. 01, 2018 $ / shares shares	Nov. 30, 2017 $ / shares shares	Nov. 21, 2017 $ / shares shares	Dec. 08, 2016 $ / shares shares
Number of shares issued | shares				7,021,092
Accumulated deficit | $			$ (93,076)	$ (85,838)	$ (73,597)
Cash, cash equivalents and short-term investments | $			$ 3,900	4,900
Exercise price (in dollars per share)			$ 1.6875
Common Stock Offering Warrants Issued | shares			8,334
Proceeds from licensing fees | $			$ 1,700	1,700
Proceeds from net product sales | $			500	400
Proceeds from issuance and sale of common stock, preferred stock, warrants exercise, convertible and other promissory notes | $			$ 67,200	$ 61,700
Right Offering [Member]
Exercise price (in dollars per share)	$ 23.00
Unit price (in dollars per unit)	$ 23.00
Number of subscriptions shares accept | shares	267,853
Common Stock Offering Warrants Issued | shares	267,853
Public Offering [Member]
Number of shares issued | shares									293,000
Shares issued per share (in dollars per share)									$ 20.00
Exercise price (in dollars per share)									$ 1.00
Initial Public Offering [Member]
Number of shares issued | shares										93,750
Exercise price (in dollars per share)						$ 33.75
Unit price (in dollars per unit)						$ 27.00
CommonStockPurchaseWarrantsMember | Right Offering [Member]
Exercise price (in dollars per share)		$ 34.50
Common Stock Offering Warrants Issued | shares		133,393
CommonStockPurchaseWarrantsMember | Private placement [Member]
Number of shares issued | shares							56,696	56,696
Exercise price (in dollars per share)							$ 36.40	$ 30.00
Warrant [Member] | Initial Public Offering [Member]
Number of shares issued | shares										9,375
Exercise price (in dollars per share)										$ 192.00
Investor [Member] | Warrant [Member] | Public Offering [Member]
Number of shares issued | shares									233,775
Shares issued per share (in dollars per share)									$ 30.00
Roth Capital Partners, LLC [Member] | Warrant [Member] | Public Offering [Member]
Number of shares issued | shares									47,250
Shares issued per share (in dollars per share)									$ 30.00
Accounts Receivable [Member]
Number of customers | Number				1
Accounts Receivable [Member] | Customer One [Member]
Percentage				91.00%
Customer Revenues | $				$ 127
Sales Revenue, Net [Member]
Number of customers | Number				2
Sales Revenue, Net [Member] | Customer One [Member]
Percentage				52.00%
Customer Revenues | $				$ 157
Sales Revenue, Net [Member] | Customer Two [Member]
Percentage				13.00%
Customer Revenues | $				$ 38